Premiums Receivable - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance [line items]
Premiums receivable	¥ 15,648	¥ 14,121
Not later than one year [member] | Cost [member]
Disclosure of insurance [line items]
Premiums receivable	¥ 15,607	¥ 14,079